Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES AND OTHER INCOME:
Manufacturing	$ 244,918,000	$ 259,841,000	$ 224,460,000
Gaming entertainment	117,217,000	114,763,000	103,495,000
Investment and other income	431,011,000	649,346,000	207,900,000
Net securities gains (losses)	641,476,000	179,494,000	(21,106,000)
Total revenues and other income	1,434,622,000	1,203,444,000	514,749,000
EXPENSES:
Manufacturing cost of sales	215,963,000	224,303,000	196,967,000
Direct operating expenses for gaming entertainment	84,795,000	83,075,000	79,452,000
Interest	111,740,000	123,575,000	128,566,000
Salaries and incentive compensation	78,337,000	95,027,000	79,439,000
Depreciation and amortization	54,429,000	53,228,000	53,692,000
Selling, general and other expenses	211,903,000	241,296,000	264,525,000
Total expenses	757,167,000	820,504,000	802,641,000
Income (loss) from continuing operations before income taxes and income (losses) related to associated companies	677,455,000	382,940,000	(287,892,000)
Income tax provision (benefit), current	30,637,000	20,143,000	7,200,000
Income tax provision (benefit), deferred	239,679,000	(1,157,111,000)
Income taxes	270,316,000	(1,136,968,000)	7,200,000
Income (loss) from continuing operations before income (losses) related to associated companies	407,139,000	1,519,908,000	(295,092,000)
Income (losses) related to associated companies, net of income tax provision (benefit) of $(218,321), $(5,745) and $25,567	(394,041,000)	380,766,000	780,236,000
Income from continuing operations	13,098,000	1,900,674,000	485,144,000
Income (loss) from discontinued operations, net of income tax (benefit) of $(1,072) , $(2,350) and $(57)	5,573,000	(21,435,000)	63,451,000
Gain on disposal of discontinued operations, net of income tax provision of $3,384, $0 and $0	6,285,000	60,997,000
Net income	24,956,000	1,940,236,000	548,595,000
Net (income) loss attributable to the noncontrolling interest	275,000	(924,000)	1,685,000
Net income attributable to Leucadia National Corporation common shareholders	25,231,000	1,939,312,000	550,280,000
Basic earnings (loss) per common share attributable to Leucadia National Corporation common shareholders:
Income from continuing operations	$ 0.05	$ 7.82	$ 2.02
Income (loss) from discontinued operations	$ 0.02	$ (0.09)	$ 0.26
Gain on disposal of discontinued operations	$ 0.03	$ 0.24
Net income	$ 0.10	$ 7.97	$ 2.28
Diluted earnings (loss) per common share attributable to Leucadia National Corporation common shareholders:
Income from continuing operations	$ 0.05	$ 7.70	$ 1.99
Income (loss) from discontinued operations	$ 0.02	$ (0.09)	$ 0.26
Gain on disposal of discontinued operations	$ 0.03	$ 0.24
Net income	$ 0.10	$ 7.85	$ 2.25
Amounts attributable to Leucadia National Corporation common shareholders:
Income from continuing operations, net of taxes	13,373,000	1,902,939,000	486,829,000
Income (loss) from discontinued operations, net of taxes	5,573,000	(21,435,000)	63,451,000
Gain on disposal of discontinued operations, net of taxes	6,285,000	57,808,000
Net income attributable to Leucadia National Corporation common shareholders	$ 25,231,000	$ 1,939,312,000	$ 550,280,000